INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Work in progress	¥ 4,178		¥ 13,568
Inventories (note 5)	4,178	$ 644	13,568
Written-off of provision for inventories	7,976		8,104	¥ 5,973
Asset Pledged As Collateral [Member]
Inventories (note 5)	¥ 0		¥ 0